INITIAL PUBLIC OFFERING (Details) - $ / shares		12 Months Ended
	Nov. 08, 2021	Dec. 31, 2023
INITIAL PUBLIC OFFERING
Number of shares for each warrant		1
Exercise price of warrants		$ 11.50
Months to complete acquisition		27 months
Public warrants expiration term		5 years
Public Warrants
INITIAL PUBLIC OFFERING
Threshold trading days for redemption of public warrants		20 days
IPO
INITIAL PUBLIC OFFERING
Number of units sold	11,500,000
Purchase price, per unit	$ 10.00
Number of shares in a unit	1
Months to complete acquisition	27 months
IPO | Public Warrants
INITIAL PUBLIC OFFERING
Number of warrants in a unit	1
Number of shares for each warrant	1
Exercise price of warrants	$ 11.50
Threshold trading days for redemption of public warrants	30 days
Months to complete acquisition	12 months
Public warrants expiration term	5 years
Over-allotment option
INITIAL PUBLIC OFFERING
Number of units sold	1,500,000